INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended			24 Months Ended
	Nov. 01, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Jul. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization intangible assets			$ 157,164
Flat fee						$ 10,000
License costs		$ 30,000
Service And Licensing Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Content and service fee	$ 120,000
Service And Licensing Agreement [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Content delivery fees	1,700
Service And Licensing Agreement [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Content delivery fees	$ 660,000
Licensing Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization intangible assets			55,000
Dooya Media Group [Member]
Finite-Lived Intangible Assets [Line Items]
Flat fee						2,500
Super Runway Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Flat fee						$ 2,500
Computer Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization intangible assets			$ 102,164